Lease Right-of-Use Asset and Lease Liabilities - Schedule of Maturities of Operating Lease Obligation (Details) - USD ($)	Oct. 31, 2020	Jul. 31, 2020
Leases [Abstract]
July 31, 2021 (8 months)	$ 12,325
Total	$ 12,325	$ 16,632